Financial Assets at Amortized Cost - Schedule of Credit Quality and the Maximum Exposure to Credit Risk (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total	$ 667,703	$ 2,519,931
Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total	667,703	2,519,931
Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total
Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total
Domestic Banks [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	300,042
Domestic Banks [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	300,042
Domestic Banks [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	300,042
Domestic Banks [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	300,042
Domestic Banks [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	367,661	418,998
Foreign Banks [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	367,661	418,998
Foreign Banks [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	367,661	418,998
Foreign Banks [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	367,661	418,998
Foreign Banks [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Foreign Banks [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Foreign Banks [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Foreign Banks [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Foreign Banks [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal		2,100,933
Central Bank of Chile [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal		2,100,933
Central Bank of Chile [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal		2,100,933
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal		2,100,933
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying